Consolidated Statements of Changes in Equity (Capital Deficiency) - USD ($) $ in Thousands	Common Stock		Preferred Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2014		[1]			$ 104,624	$ (107,411)	$ (2,787)
Balance, shares at Dec. 31, 2014	170,710
Net loss						(15,585)	(15,585)
Issuance of common stock, preferred shares and warrants, net of issuance costs		[1]			12,432		12,432
Issuance of common stock, preferred shares and warrants, net of issuance costs, shares	137,479
Share-based compensation related to restricted stock award, net of forfeitures					1,286		1,286
Share-based compensation related to restricted stock award, net of forfeitures, shares	7,460
Share-based compensation related to stock options award					1,821		1,821
Taxes withheld in respect of share issuance		[1]			(113)		(113)
Taxes withheld in respect of share issuance, shares	(1,584)
Warrants granted to lender in a debt modification
Balance at Dec. 31, 2015		[1]			120,050	(122,996)	(2,946)
Balance, shares at Dec. 31, 2015	314,065
Net loss						(8,461)	(8,461)
Issuance of common stock, preferred shares and warrants, net of issuance costs				[1]	14,365		14,365
Issuance of common stock, preferred shares and warrants, net of issuance costs, shares	117,327		442,424
Share-based compensation related to restricted stock award, net of forfeitures					84		84
Share-based compensation related to restricted stock award, net of forfeitures, shares	128,559
Share-based compensation related to stock options award					894		894
Taxes withheld in respect of share issuance		[1]			(14)		(14)
Taxes withheld in respect of share issuance, shares	(1,262)
Cumulative effect adjustment related to adoption of share-based compensation standard (ASU 2016-09)					457	(457)
Conversion of preferred shares to common shares		[1]		[1]
Conversion of preferred shares to common shares, shares	916,321		(130,903)
Warrants granted to lender in a debt modification					123		123
Exercise of options by employee and non-employee		[1]
Exercise of options by employee and non-employee, shares	300
Issuance of shares for options cancelled		[1]
Issuance of shares for options cancelled, shares	8
Balance at Dec. 31, 2016		[1]		[1]	$ 135,959	$ (131,914)	$ 4,045
Balance, shares at Dec. 31, 2016	1,475,318		311,521

[1]	Represents an amount less than $1